Equity - Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Warrants Outstanding
Balance at the beginning	5,498,493	5,777,774	1,254,441
Granted/Acquired	0	1,070,719	4,523,333
Cancellation (see Note 10)		(500,000)
Adjustment on down round feature	20,061,892
Forfeited	(156)		0
Exercised	(18,814,907)	(850,000)	0
Balance at the end	6,745,322	5,498,493	5,777,774
Exercisable Shares
Balance at the beginning	5,498,493	5,777,774	1,254,441
Granted/Acquired	0	1,070,719	4,523,333
Cancellation (see Note 10)		(500,000)
Adjustment on down round feature	20,061,892
Forfeited	(156)		0
Exercised	(18,814,907)	(850,000)	0
Balance at the end	6,745,322	5,498,493	5,777,774
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 7.22	$ 7.55	$ 29.91
Granted/Acquired (in dollars per share)	0	5.44	1.3552
Adjustment on down round feature (in dollars per share)	0.76
Forfeited (in dollars per share)	90	1.3552	0
Exercised (in dollars per share)	0	1.3552	0
Balance at the end (in dollars per share)	$ 5.51	$ 7.22	$ 7.55
Average Remaining Contractual Life
Balance at the beginning (in years)	3 years 21 days	3 years 10 months 20 days	4 years 9 months 3 days
Granted/Acquired (in years)	0 years	7 years	0 years
Adjustment on down round feature (in years)	10 years
Forfeited (in years)	0 years	0 years	0 years
Exercised (in years)	0 years	0 years	0 years
Balance at the end (in years)	6 years 1 month 28 days	3 years 21 days	3 years 10 months 20 days
Number of warrant shares exercised on a cashless basis (in shares)	17,586,907
Class A Ordinary Shares
Average Remaining Contractual Life
Warrants to purchase ordinary shares	7,914,108